Share-Based and Other Compensation Plans - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 16, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 23,200,000	$ 25,800,000	$ 22,500,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 2,600,000	800,000	3,000,000
Share based compensation, vesting period		1 month
Granted		1,500,000
Weighted average fair value per share		$ 2.25
Risk-free interest rate, minimum		1.60%
Risk-free interest rate, maximum		1.90%
Dividend yields		0.00%
Expected volatility		60.00%
Options exercised intrinsic value		$ 0	300,000	2,600,000
Unrecognized compensation cost related to unvested awards, period of recognition		1 year 2 months 12 days
Cash received for exercise of stock options		$ 0	200,000	$ 1,000,000
Option exercise price		$ 3.70
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period		10 years
Share based compensation, expiration period, service period		2 years
Expected life of options		6 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period		15 years
Share based compensation, expiration period, service period		5 years
Expected life of options		7 years
Total unrecognized compensation cost related to unvested options		$ 1,600,000
Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 0
Granted		0	0	0
Cash received for exercise of stock options				$ 3,200,000
Options exercised		0	0
Anti-Dilution Option Grants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period		10 years
Time Based Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 17,900,000	$ 22,800,000	$ 13,000,000
Unrecognized compensation cost related to unvested awards, period of recognition		1 year 4 months 24 days
Weighted average grant date fair value of stock awards		$ 1.67	$ 11.64	$ 17.45
Total intrinsic value of vested stock awards		$ 1,700,000	$ 8,000,000	$ 8,600,000
Total unrecognized compensation cost related to unvested stock awards		$ 14,000,000
Time Based Restricted Stock Units RSU [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period		1 year
Time Based Restricted Stock Units RSU [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period		3 years
Performance Based Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 1,700,000	$ 2,200,000	$ 2,400,000
Share based compensation, vesting period		3 years
Unrecognized compensation cost related to unvested awards, period of recognition		1 year 7 months 6 days
Weighted average grant date fair value of stock awards		$ 0.94	$ 8.97	$ 21.48
Total unrecognized compensation cost related to unvested stock awards		$ 1,400,000
2014 Options Modification [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 4,700,000
Dividend yields	0.00%
Expected volatility	45.00%
Expected life of options	4 years 1 month 6 days
Number of stock options, granted				1,900,000
Incremental fair value of option modifications				$ 2.52
Share based compensation, expiration period				5 years
Option modification, description		During the year ended December 31, 2014, 1.9 million stock options, including 1.6 million anti-dilution options, were amended to (a) extend the expiration date by five years; and (b) extend the duration of exercisability from one year to three years after ceasing to be an employee of the company. We estimated an additional expense of $2.52 per option resulting from the amendment, being the difference between the fair value of the amended option and the fair value of the original award before amendment. The fair value was measured using the Black-Scholes option pricing model
Risk-free interest rate	1.30%
2014 Options Modification [Member] | Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 4,100,000
Options exercised intrinsic value				$ 600,000
Number of stock options, granted				1,600,000
Pre-2014 Amendment Option Modification [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%
Expected volatility	45.00%
Expected life of options	1 year 7 months 6 days
Risk-free interest rate	0.30%
Pre-2014 Amendment Option Modification [Member] | Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%
Expected volatility	45.00%
Expected life of options	1 year 7 months 6 days
Risk-free interest rate	0.30%
2016 Options Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options, granted		1,200,000
Option modification, description		During the year ended December 31, 2016, we amended 1.2 million stock options under the 2008 Equity Plan (including 0.7 million of anti-dilution options), and 0.4 million stock options under the 2013 Equity Plan in order to modify the exercise prices to $4.16 for the anti-dilution options and to $3.77 for the remainder. As a result of the change, we estimated the difference between fair value of the amended options and the fair value of the original awards before settlement. The fair value was measured using the Black-Scholes option pricing model.
2016 Options Modification [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 2,000,000
Dividend yields		0.00%
Number of stock options, granted		400,000
Option exercise price		$ 3.77
2016 Options Modification [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		50.00%
Expected life of options		1 year
Risk-free interest rate		0.80%
2016 Options Modification [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		60.00%
Expected life of options		4 years
Risk-free interest rate		1.50%
2016 Options Modification [Member] | Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 1,000,000
Number of stock options, granted		700,000
Option exercise price		$ 4.16
2008 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted during period		0
2013 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares available for future issuance		10,600,000
Increase in aggregate number of shares authorized under plan					20,000,000